STATEMENTS OF OPERATIONS (UNAUDITED) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Condensed Statements Of Operations
REVENUES
COST OF GOODS SALES
GROSS PROFIT
OPERATING EXPENSES:
General and administrative expenses	54,705	1,825	92,372	15,245	51,183	60,202
LOSS FROM OPERATIONS	(54,705)	(1,825)	(92,372)	(15,245)	(51,183)	(60,202)
Interest expense		(17,095)		(33,958)	(39,617)	(60,717)
Gain on sale of short term investment					107,220	32,500
Total other income (expense)					67,603	(28,217)
NET LOSS	$ (54,705)	$ (18,920)	$ (92,372)	$ (49,203)	$ 16,420	$ (88,419)
NET LOSS PER SHARE OF COMMON STOCK - Basic and diluted	$ (0.01)	$ (0.10)	$ (0.01)	$ (0.27)	$ (0.01)	$ (0.49)
WEIGHTED AVERAGE SHARES OUTSTANDING - Basic and diluted	10,183,927	183,927	10,183,927	183,927	1,307,215	182,253